Plant and Equipment, Net (Tables)	12 Months Ended
Oct. 31, 2025
Plant and Equipment, Net [Abstract]
Schedule of Plant and equipment, Net

Plant and equipment, net consists of the following:

	October 31, 2025	October 31, 2024
Office equipment	$23,896	$21,541
Electronic Equipment	43,589	42,170
Machinery	159,339	97,852
Motor vehicle	44,922	44,689
Leasehold improvement	18,993	18,895
Total original costs	290,739	225,147
Less: accumulated depreciation	(137,468)	(106,022)
Plant and equipment, net	$153,271	$119,125